Net Loss Per Share - Summary of the computation of basic and diluted net loss per share attributable to common stockholders (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (2,528)	$ (15,059,450)
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Numerator:
Net loss		(112,310,000)	$ (53,251,000)
Less: Accruals of dividends of preferred stock		(17,453,000)	(13,445,000)
Net loss available to common stockholders		$ (129,763,000)	$ (66,696,000)
Denominator:
Weighted-average common stock outstanding		3,382,860	3,211,968
Net loss per share, basic and diluted		$ (38.36)	$ (20.76)